INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between statutory federal rate and effective tax rate
Tax benefit at federal statutory rate (as a percent)	34.00%	34.00%
State income taxes, net of federal effect (as a percent)	(0.07%)	(0.04%)
Foreign rate differential (as a percent)	0.54%	0.04%
Change in valuation allowance (as a percent)	(25.16%)	(35.29%)
Other non-deductible expenses (as a percent)	(9.90%)	(4.16%)
Other (as a percent)	(0.23%)	4.72%
Total provision (as a percent)	(0.82%)	(0.73%)